Long-Term Investments - Equity Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 ST-Ericsson AT SA [Member]	Dec. 31, 2012 ST-Ericsson AT SA [Member]	Feb. 03, 2009 ST-Ericsson AT SA [Member]	Dec. 31, 2013 St-Ericsson SA [Member]	Dec. 31, 2012 St-Ericsson SA [Member]	Dec. 31, 2013 3Sun S.r.l. [Member]	Dec. 31, 2012 3Sun S.r.l. [Member]	Dec. 31, 2013 MicroOLED SAS [Member]	Sep. 30, 2013 MicroOLED SAS [Member]	Dec. 31, 2012 MicroOLED SAS [Member]	Sep. 30, 2012 MicroOLED SAS [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Ownership percentage				49.00%	50.00%	50.00%		33.30%	33.30%	39.60%		39.60%	39.60%
Equity investments, Carrying value	$ 63.0	$ 106.0		$ 9.0		$ 50.0		$ 13.0	$ 91.0		$ 4.1	$ 6.0	$ 7.0